Subsequent Events (Details) - USD ($)															6 Months Ended	12 Months Ended
		Oct. 06, 2025	Apr. 02, 2025	Mar. 31, 2025	Mar. 10, 2025	Mar. 03, 2025	Feb. 28, 2025	Feb. 11, 2025	Dec. 31, 2024	Dec. 24, 2024	Dec. 12, 2024	Dec. 10, 2024	Jun. 03, 2024	Apr. 17, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	May 05, 2025	Apr. 01, 2025
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)													102,890,000	53,600,000	1,070,279
Reverse stock split (in Shares)															1,109,300
Ordinary shares issued (in Shares)							125,000
Ordinary shares reverse stock (in Shares)							125,000									35,105
Deemed value per share (in Dollars per share)							$ 1.7
Valid period				10 years
Awarded shares (in Shares)				1,054,260
Outstanding amount				20.00%
Convertible notes outstanding															$ 600,000
Shares issued value	[1],[2]																$ 2,866,856
Bargain purchase gain		$ 19,200,000
Gross sales revenue percentage															2.00%
Brokerage fees percentage															10.00%
Ordinary shares (in Shares)															205,852
Forecast [Member]
Subsequent Events [Line Items]
Bid price (in Dollars per share)																		$ 1
Genetics & IVF Institute, Inc [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)							2,500,000
2025 Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original principal amount																			$ 25,600,000
2025 Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Original principal amount																			25,600,000
Senior Convertible Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount			$ 2,000,000
Bears an interest rate			14.75%
Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible notes outstanding									$ 3,150,000							$ 3,150,000
Promissory Notes [Member]
Subsequent Events [Line Items]
Promissory notes outstanding									$ 500,000							$ 500,000
IP [Member]
Subsequent Events [Line Items]
Fair value of intellectual property		17,900,000
NewGen [Member]
Subsequent Events [Line Items]
Gross sales revenue percentage															36.00%
White Lion [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)																166,000
Shares issued value																$ 5,193,763
MicroSort Acquisition [Member]
Subsequent Events [Line Items]
Business combination agreement							$ 5,000,000
NewGen [Member]
Subsequent Events [Line Items]
Business combination cash							750,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Reverse stock split								1-for-20
Shareholder equity					$ 2,500,000
Cash consideration		$ 60					$ 750,000
Ordinary shares issued (in Shares)		36					125,000
Ordinary shares reverse stock (in Shares)							12,500
Deemed value per share (in Dollars per share)							$ 1.7
Valid period				10 years
Awarded shares (in Shares)				105,426
Outstanding amount				20.00%
Subsequent Event [Member] | Genetics & IVF Institute, Inc [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)							2,500,000
Subsequent Event [Member] | MicroSort Acquisition [Member]
Subsequent Events [Line Items]
Business combination agreement							$ 5,000,000
Subsequent Event [Member] | NewGen [Member]
Subsequent Events [Line Items]
Business combination cash							750,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Converted shares (in Shares)																259,425
Class A Ordinary Shares [Member] | 2025 Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original principal amount																			$ 3,200,000
Class A Ordinary Shares [Member] | White Lion [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)									30,000	25,000	9,500	35,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)						150,000
Reverse stock split (in Shares)						15,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | 2025 Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original principal amount							$ 3,200,000

[1]	On January 10, 2023, the Company issued 1,365 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 3,450 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements
[2]	On January 10, 2023, the Company issued 137 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 345 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements